Advances to suppliers	12 Months Ended
Dec. 31, 2013
Advances to suppliers [Abstract]
Advances to suppliers

Note 6 - Advances to suppliers

Advances to suppliers as of December 31, 2013 and 2012 consisted of the following:

	December 31,
	2013	2012

Advances to Honesty Group	$16,888	$9,408
Advances to other suppliers	16,936	19,103
Advances to suppliers	$33,824	$28,511

The Company makes advances to Honesty Group and other vendors for inventory purchases.